INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2017
Inventories Tables [Abstract]
Inventory current
NOTE 4 – Inventories:

Inventories consisted of the following:
	June 30,	December 31,
	2017	2016

	U.S. $ in millions

Finished products	$2,886	$2,832
Raw and packaging materials	1,436	1,385
Products in process	605	538
Materials in transit and payments on account	205	199

	$5,132	$4,954